UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments

Common Stocks — 98.7%
Security	Shares	Value

Australia — 8.9%
Alumina, Ltd.	20,000	$36,298
Amcor, Ltd.	5,650	53,315
AMP, Ltd.	7,605	13,336
APA Group	38,093	259,413
ARB Corp., Ltd.	2,741	33,715
Aristocrat Leisure, Ltd.	9,217	173,684
Asaleo Care, Ltd.	27,800	13,792
Atlas Arteria, Ltd.	10,339	50,084
Atlassian Corp. PLC, Class A(1)	2,300	174,593
Aurizon Holdings, Ltd.	7,700	22,941
AusNet Services	95,565	115,912
Australia and New Zealand Banking Group, Ltd.	6,934	127,632
Australian Pharmaceutical Industries, Ltd.	30,804	33,459
BHP Billiton, Ltd.	2,861	66,014
Boral, Ltd.	11,300	45,017
Brambles, Ltd.	17,422	131,239
Caltex Australia, Ltd.	4,560	91,240
carsales.com, Ltd.	9,828	85,185
Class, Ltd.	12,536	16,358
Cleanaway Waste Management, Ltd.	36,318	46,427
Coca-Cola Amatil, Ltd.	11,103	78,139
Cochlear, Ltd.	850	107,111
Commonwealth Bank of Australia	3,589	176,474
Computershare, Ltd.	10,972	154,076
Crown Resorts, Ltd.	4,819	42,879
CSL, Ltd.	3,771	503,418
Dexus	13,975	100,974
Domino’s Pizza Enterprises, Ltd.	933	35,759
DuluxGroup, Ltd.	5,657	29,736
Fairfax Media, Ltd.	69,347	31,559
GPT Group (The)	22,015	80,514
GrainCorp, Ltd., Class A	7,142	41,750
GWA Group, Ltd.	11,241	21,983
Hansen Technologies, Ltd.	14,633	35,984
Harvey Norman Holdings, Ltd.	17,000	38,483
Incitec Pivot, Ltd.	11,120	30,812
Integrated Research, Ltd.	9,777	14,731
Investa Office Fund	13,624	53,601
InvoCare, Ltd.	5,394	46,424
IRESS, Ltd.	3,720	28,658
James Hardie Industries PLC CDI	4,004	53,485
JB Hi-Fi, Ltd.	3,464	56,447
Link Administration Holdings, Ltd.	13,718	73,105
Mirvac Group	41,842	64,363

Security	Shares	Value

Australia (continued)
Monash IVF Group, Ltd.	20,105	$12,909
National Australia Bank, Ltd.	4,515	80,861
Navitas, Ltd.	9,965	35,921
Newcrest Mining, Ltd.	2,354	34,458
Nine Entertainment Co. Holdings, Ltd.	23,376	28,074
Oil Search, Ltd.	19,405	106,679
Orica, Ltd.	4,147	50,526
Qantas Airways, Ltd.	19,011	73,796
Rio Tinto, Ltd.	2,553	138,915
Scentre Group	51,564	145,269
Shopping Centres Australasia Property Group	20,523	37,327
Southern Cross Media Group, Ltd.	63,616	51,542
Spark Infrastructure Group	66,000	107,603
SpeedCast International, Ltd.	16,723	42,753
Star Entertainment Group, Ltd. (The)	18,186	61,326
Sydney Airport	17,791	81,315
Technology One, Ltd.	10,774	41,632
Telstra Corp., Ltd.	119,713	261,865
Transurban Group	15,294	123,015
Vicinity Centres	46,900	87,978
Washington H. Soul Pattinson & Co., Ltd.	4,310	88,364
Wesfarmers, Ltd.	10,096	334,356
Westpac Banking Corp.	8,556	162,527
Woodside Petroleum, Ltd.	12,096	297,807
Woolworths Group, Ltd.	4,098	82,712
		$6,059,649

Austria — 1.1%
ams AG	1,687	$65,721
ANDRITZ AG	758	39,272
BUWOG AG	1,234	41,927
CA Immobilien Anlagen AG	1,063	34,592
Erste Group Bank AG	1,664	67,737
EVN AG	2,151	37,599
IMMOFINANZ AG	1,276	30,376
Lenzing AG	182	16,509
Oesterreichische Post AG	1,473	59,794
OMV AG	1,720	95,516
Rhi Magnesita NV	859	41,636
Telekom Austria AG	4,400	32,647
UNIQA Insurance Group AG	2,006	18,735
Verbund AG	2,690	108,278
Wienerberger AG	1,390	31,971
		$722,310

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Belgium — 2.2%
Ageas	1,164	$58,241
Anheuser-Busch InBev SA/NV	2,330	172,330
Barco NV	627	71,394
Befimmo SA	1,120	61,396
Bekaert SA	1,080	23,325
bpost SA	3,481	52,830
Colruyt SA	478	27,793
D’ieteren SA/NV	637	25,194
Econocom Group SA/NV	10,730	33,585
Elia System Operator SA/NV	938	58,642
Euronav SA	5,526	51,457
Ion Beam Applications(1)	987	17,354
KBC Group NV	1,466	101,031
Proximus SA	4,820	122,803
Retail Estates NV	566	45,186
Solvay SA	1,005	114,477
Telenet Group Holding NV(1)	2,260	109,493
Tessenderlo Group SA(1)	1,340	47,172
UCB SA	2,340	196,513
Warehouses De Pauw CVA	678	87,929
		$1,478,145

Denmark — 2.2%
Carlsberg A/S, Class B	1,415	$156,098
Chr. Hansen Holding A/S	850	85,801
Columbus AS	24,816	58,918
Danske Bank A/S	5,139	98,353
Dfds A/S(1)	623	26,665
DSV A/S	969	77,737
GN Store Nord A/S	950	40,298
ISS A/S	813	26,700
Novo Nordisk A/S, Class B	3,886	167,823
Novozymes A/S, Class B	2,980	147,167
Orsted A/S(2)	3,312	210,016
Pandora A/S	2,868	179,239
Ringkjoebing Landbobank A/S	652	33,139
Rockwool International A/S, Class B	97	33,141
Royal Unibrew A/S	1,034	73,375
Topdanmark A/S	972	46,203
Vestas Wind Systems A/S	658	41,263
		$1,501,936

Finland — 2.1%
Amer Sports Oyj	3,072	$114,192
Citycon Oyj	12,000	23,322

Security	Shares	Value

Finland (continued)
DNA Oyj	1,977	$38,743
Elisa Oyj	2,351	93,537
Fortum Oyj	6,320	133,040
Huhtamaki Oyj	736	20,636
Kemira Oyj	2,727	33,446
Kesko Oyj, Class B	1,695	98,992
Kone Oyj, Class B	1,663	80,946
Neste Oyj	2,006	164,723
Nokia Oyj	23,544	132,990
Oriola Oyj, Series B	8,766	26,776
Orion Oyj, Class B	3,775	129,857
Sampo Oyj, Class A	1,342	61,715
Tieto Oyj	956	30,773
Tokmanni Group Corp.	3,676	29,817
UPM-Kymmene Oyj	3,184	102,362
Valmet Oyj	1,377	31,353
Wartsila Oyj Abp	2,646	45,023
		$1,392,243

France — 8.9%
Accor SA	586	$26,776
Air Liquide SA	4,757	575,056
Airbus SE	1,329	146,873
Altarea SCA	208	45,634
Alten SA	634	61,099
Altran Technologies SA	4,941	48,973
Atos SE	1,046	89,461
AXA SA	8,332	208,522
Carrefour SA	5,220	101,236
Cie Generale des Etablissements Michelin SCA	484	49,549
CNP Assurances	2,759	61,491
Covivio	1,309	131,346
Credit Agricole SA	5,930	75,948
Dassault Systemes SE	1,150	143,962
Devoteam SA	244	26,844
Engie SA	24,589	326,719
EssilorLuxottica SA	1,151	157,202
Eutelsat Communications SA	985	19,951
Gecina SA	1,055	154,729
Getlink	2,197	27,635
Hermes International	167	95,341
Ingenico Group SA	754	53,364
L’Oreal SA	1,299	292,673
Lagardere SCA	1,361	37,203
Legrand SA	560	36,569

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	773	$234,532
Neopost SA	1,050	33,747
Orange SA	34,167	533,290
Pernod-Ricard SA	1,164	177,494
Peugeot SA	1,588	37,748
Renault SA	569	42,489
Rubis SCA	846	43,649
Safran SA	819	105,838
Sanofi	4,521	403,999
SCOR SE	1,284	59,335
Societe BIC SA	422	40,399
Societe Generale SA	3,005	110,156
Sodexo SA	499	50,936
Suez	5,207	75,107
Talend SA ADR(1)	500	30,975
Teleperformance	177	29,151
Thales SA	600	76,631
Total SA	9,623	564,634
Unibail-Rodamco-Westfield	1,203	217,694
Veolia Environnement SA	5,261	104,849
Vinci SA	1,159	103,150
		$6,069,959

Germany — 8.9%
adidas AG	579	$136,160
Allianz SE	1,913	398,516
alstria office REIT AG	5,110	73,562
BASF SE	3,829	293,832
Bayerische Motoren Werke AG	1,291	111,169
Bechtle AG	400	35,523
Beiersdorf AG	2,259	233,575
Brenntag AG	1,027	53,635
Continental AG	589	97,059
Covestro AG(2)	1,484	95,701
Delivery Hero SE(1)(2)	754	30,360
Deutsche Boerse AG	570	72,032
Deutsche Lufthansa AG	975	19,571
Deutsche Post AG	3,135	98,988
Deutsche Telekom AG	33,812	554,574
Deutsche Wohnen SE	4,814	220,193
Dialog Semiconductor PLC(1)	1,816	47,890
Evonik Industries AG	928	28,708
Fresenius Medical Care AG & Co. KGaA	1,285	100,894
Fresenius SE & Co. KGaA	2,385	151,581
GEA Group AG	1,196	36,342

Security	Shares	Value

Germany (continued)
Gerresheimer AG	1,197	$84,359
Grand City Properties SA	4,854	117,349
HeidelbergCement AG	1,361	92,364
Henkel AG & Co. KGaA	2,341	229,319
Hugo Boss AG	915	65,389
Innogy SE(2)	3,825	168,928
KWS Saat SE	85	28,877
LEG Immobilien AG	1,088	118,928
Merck KGaA	988	105,719
Metro AG	7,704	115,894
MTU Aero Engines AG	316	67,097
Muenchener Rueckversicherungs-Gesellschaft AG	660	141,758
Nemetschek SE	338	44,433
ProSiebenSat.1 Media SE	1,883	43,481
Puma SE	133	68,391
Rheinmetall AG	332	28,733
RWE AG	12,013	233,703
RWE AG, PFC Shares	1,810	30,092
SAP SE	3,975	425,617
Sartorius AG, PFC Shares	212	30,664
Siemens AG	2,649	304,494
Siemens Healthineers AG(1)(2)	2,235	92,499
Software AG	800	35,816
Symrise AG	907	75,977
Telefonica Deutschland Holding AG(2)	8,948	34,785
TLG Immobilien AG	3,290	83,531
TUI AG	2,680	44,465
Uniper SE	5,829	168,215
Zalando SE(1)(2)	1,826	70,584
		$6,041,326

Hong Kong — 4.5%
AIA Group, Ltd.	31,200	$237,340
Alibaba Health Information Technology, Ltd.(1)	56,000	45,424
ASM Pacific Technology, Ltd.	7,800	67,648
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	25,275
BOC Hong Kong Holdings, Ltd.	7,000	26,206
CK Asset Holdings, Ltd.	10,000	65,077
CK Hutchison Holdings, Ltd.	6,000	60,433
CLP Holdings, Ltd.	23,500	263,328
Esprit Holdings, Ltd.(1)	109,900	25,020
First Pacific Co., Ltd.	106,000	47,436
Galaxy Entertainment Group, Ltd.	20,000	108,583
Global Cord Blood Corp.	5,000	30,550
Hang Lung Group, Ltd.	6,000	14,772

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
Hang Lung Properties, Ltd.	14,000	$25,377
Hang Seng Bank, Ltd.	5,200	121,927
Henderson Land Development Co., Ltd.	6,600	30,783
HK Electric Investments & HK Electric Investments, Ltd.	34,000	32,348
HKBN, Ltd.	55,000	82,570
HKT Trust and HKT, Ltd.	85,000	117,229
Hong Kong & China Gas Co., Ltd.	84,700	161,789
Hongkong Land Holdings, Ltd.	13,000	76,985
Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,000	24,363
Hysan Development Co., Ltd.	7,000	32,828
Jardine Matheson Holdings, Ltd.	2,400	138,584
Jardine Strategic Holdings, Ltd.	3,000	100,778
Kerry Properties, Ltd.	10,000	31,483
Li & Fung, Ltd.	80,000	15,877
Link REIT	11,500	102,201
Luk Fook Holdings International, Ltd.	8,000	26,397
Mega Expo Holdings, Ltd.(1)	80,000	29,834
Melco Resorts & Entertainment, Ltd. ADR	2,100	34,923
MGM China Holdings, Ltd.	31,200	44,281
MTR Corp., Ltd.	19,000	92,192
Nexteer Automotive Group, Ltd.	19,000	26,791
NWS Holdings, Ltd.	42,000	83,362
PCCW, Ltd.	105,000	57,652
Shangri-La Asia, Ltd.	22,000	30,052
SmarTone Telecommunication Holdings, Ltd.	19,000	26,411
Swire Pacific, Ltd., Class A	4,000	41,555
Techtronic Industries Co., Ltd.	19,000	89,467
Town Health International Medical Group, Ltd.(1)(3)	266,000	11,702
Vitasoy International Holdings, Ltd.	46,000	146,644
VTech Holdings, Ltd.	7,100	83,414
Wharf Real Estate Investment Co., Ltd.	5,000	31,071
Yuan Heng Gas Holdings, Ltd.(1)	280,000	27,921
Yue Yuen Industrial Holdings, Ltd.	10,500	28,831
		$3,024,714

Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$203,228
Cairn Homes PLC(1)	18,600	29,861
CRH PLC	6,262	186,784
Dalata Hotel Group PLC	6,009	37,139
Glanbia PLC	1,979	34,989
Grafton Group PLC	9,729	89,877
Hibernia REIT PLC	44,450	70,007
ICON PLC(1)	1,212	167,353
Irish Residential Properties REIT PLC	42,500	68,504

Security	Shares	Value

Ireland (continued)
Kerry Group PLC, Class A	1,947	$199,461
Kingspan Group PLC	3,244	140,944
Paddy Power Betfair PLC	1,971	170,118
Smurfit Kappa Group PLC	1,300	42,264
UDG Healthcare PLC	8,000	64,521
		$1,505,050

Israel — 2.2%
Amot Investments, Ltd.	5,499	$27,315
Bank Leumi Le-Israel B.M.	9,550	59,551
Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	188,008
Check Point Software Technologies, Ltd.(1)	585	64,935
Delek Automotive Systems, Ltd.	4,964	28,011
Delta-Galil Industries, Ltd.	2,301	64,666
Elbit Systems, Ltd.	1,014	121,037
Electra, Ltd.	173	41,822
First International Bank of Israel, Ltd.	1,152	24,808
Israel Chemicals, Ltd.	23,646	136,201
Israel Discount Bank, Ltd., Series A	10,120	33,072
Kenon Holdings, Ltd.	2,504	39,953
Melisron, Ltd.	729	30,909
Mizrahi Tefahot Bank, Ltd.	1,469	24,724
Nice, Ltd.(1)	490	51,993
Oil Refineries, Ltd.	139,185	66,163
Orbotech, Ltd.(1)	716	40,053
Paz Oil Co., Ltd.	464	69,477
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,044	53,203
Reit 1, Ltd.	7,407	28,962
Sella Capital Real Estate, Ltd.	15,640	25,888
SodaStream International, Ltd.(1)	500	71,695
Strauss Group, Ltd.	2,228	48,852
Teva Pharmaceutical Industries, Ltd. ADR	8,917	178,162
		$1,519,460

Italy — 4.4%
Amplifon SpA	6,413	$113,602
Ansaldo STS SpA(1)	2,606	37,463
Assicurazioni Generali SpA	4,184	67,516
Atlantia SpA	4,194	84,274
Autogrill SpA	2,584	25,405
Beni Stabili SpA SIIQ	54,219	46,425
Bio On SpA(1)	750	47,452
Brembo SpA	2,325	25,740
Cementir Holding SpA	6,913	42,464
CIR SpA	19,905	21,156

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Italy (continued)
COSMO Pharmaceuticals NV(1)	417	$52,511
Davide Campari-Milano SpA	18,866	145,197
De’Longhi SpA	1,200	31,757
DiaSorin SpA	977	92,671
Enav SpA(2)	5,849	26,364
Enel SpA	49,249	241,471
ENI SpA	14,674	260,607
Ferrari NV	868	101,644
FinecoBank Banca Fineco SpA	4,241	44,325
IMA Industria Macchine Automatiche SpA	484	29,024
Infrastrutture Wireless Italiane SpA(2)	25,801	179,420
International Game Technology PLC	1,216	22,557
Interpump Group SpA	778	22,445
Intesa Sanpaolo SpA	54,086	119,804
Italgas SpA	7,381	38,083
Italmobiliare SpA	1,360	30,006
Leonardo SpA	4,673	50,659
Luxottica Group SpA	1,065	66,885
Mediobanca Banca di Credito Finanziario SpA	2,651	23,217
Moncler SpA	1,030	35,770
Pirelli & C SpA(1)(2)	4,416	32,453
Poste Italiane SpA(2)	5,564	39,924
Prada SpA	6,900	24,512
Prysmian SpA	2,843	55,230
Reply SpA	996	55,192
Saras SpA	14,538	28,386
Snam SpA	16,332	67,526
STMicroelectronics NV	18,358	278,936
Telecom Italia SpA(1)	309,776	182,196
Terna Rete Elettrica Nazionale SpA	12,961	66,950
Unione di Banche Italiane SpA	9,342	28,513
UnipolSai Assicurazioni SpA	10,716	23,396
		$3,009,128

Japan — 13.0%
Activia Properties, Inc.	6	$24,902
Aeon Co., Ltd.	2,700	61,971
Aeon Mall Co., Ltd.	1,800	33,243
Air Water, Inc.	2,000	32,398
Aisin Seiki Co., Ltd.	1,000	39,111
Ajinomoto Co., Inc.	2,100	33,926
ANA Holdings, Inc.	1,100	36,988
Asahi Intecc Co., Ltd.	1,000	40,954
Asahi Kasei Corp.	6,000	71,991
Astellas Pharma, Inc.	5,600	86,521

Security	Shares	Value

Japan (continued)
Bandai Namco Holdings, Inc.	1,300	$46,247
Bridgestone Corp.	900	34,703
Canon, Inc.	3,000	85,450
Central Japan Railway Co.	200	38,382
Chubu Electric Power Co., Inc.	6,200	89,408
Chugai Pharmaceutical Co., Ltd.	1,500	87,820
Chugoku Electric Power Co., Inc. (The)	4,500	57,882
Citizen Watch Co., Ltd.	8,200	47,199
Daicel Corp.	3,400	35,969
Daido Steel Co., Ltd.	700	28,819
Daikin Industries, Ltd.	500	57,956
Daito Trust Construction Co., Ltd.	400	52,735
Daiwa House REIT Investment Corp.	23	50,403
Daiwa Securities Group, Inc.	7,000	40,143
Dentsu, Inc.	1,000	46,380
Don Quijote Holdings Co., Ltd.	500	29,869
East Japan Railway Co.	600	52,403
Eisai Co., Ltd.	1,500	124,921
FamilyMart UNY Holdings Co., Ltd.	500	57,955
Frontier Real Estate Investment Corp.	8	30,661
FUJIFILM Holdings Corp.	1,700	73,526
GLP J-REIT	28	27,707
Gunma Bank, Ltd. (The)	5,000	22,637
Hankyu Hanshin Holdings, Inc.	1,000	33,031
Hirose Electric Co., Ltd.	315	30,022
Hisamitsu Pharmaceutical Co., Inc.	400	22,539
Hulic Co., Ltd.	4,000	36,602
Idemitsu Kosan Co., Ltd.	2,600	117,787
ITOCHU Corp.	3,300	61,202
Japan Airlines Co., Ltd.	900	31,942
Japan Exchange Group, Inc.	2,100	37,612
Japan Hotel REIT Investment Corp.	63	44,818
Japan Post Bank Co., Ltd.	2,100	24,483
Japan Post Holdings Co., Ltd.	3,600	42,690
Japan Prime Realty Investment Corp.	11	39,250
Japan Real Estate Investment Corp.	11	56,769
Japan Retail Fund Investment Corp.	31	57,257
Japan Tobacco, Inc.	3,200	82,225
JFE Holdings, Inc.	2,000	37,583
JXTG Holdings, Inc.	31,100	210,142
Kajima Corp.	2,000	25,753
Kakaku.com, Inc.	1,900	34,413
Kamigumi Co., Ltd.	1,500	30,952
Kao Corp.	1,200	79,827
KDDI Corp.	16,800	406,557
Kenedix Office Investment Corp.	6	37,182

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Keyence Corp.	300	$146,556
Kintetsu Group Holdings Co., Ltd.	800	30,731
Konica Minolta, Inc.	2,800	27,715
Kuraray Co., Ltd.	2,500	34,339
KYORIN Holdings, Inc.	1,400	30,575
Kyushu Electric Power Co., Inc.	4,800	55,761
Lawson, Inc.	300	19,043
Leopalace21 Corp.	4,200	17,495
Lion Corp.	2,100	39,482
M3, Inc.	2,400	38,897
Makita Corp.	1,000	34,572
Marubeni Corp.	7,000	56,761
Maruichi Steel Tube, Ltd.	1,200	34,577
Megmilk Snow Brand Co., Ltd.	1,400	32,749
MEIJI Holdings Co., Ltd.	500	33,175
Mitsubishi Chemical Holdings Corp.	5,000	38,977
Mitsubishi Motors Corp.	6,600	41,456
Mitsubishi UFJ Financial Group, Inc.	25,000	151,312
Mitsui & Co., Ltd.	3,900	65,164
Mizuho Financial Group, Inc.	67,300	115,578
Mori Hills REIT Investment Corp.	25	30,923
MS&AD Insurance Group Holdings, Inc.	1,800	54,067
Murata Manufacturing Co., Ltd.	500	77,818
NEC Corp.	1,500	43,058
NH Foods, Ltd.	1,000	34,486
Nikon Corp.	1,500	26,149
Nintendo Co., Ltd.	300	93,661
Nippon Accommodations Fund, Inc.	8	36,670
Nippon Building Fund, Inc.	11	62,861
Nippon Prologis REIT, Inc.	26	52,336
Nippon Shokubai Co., Ltd.	600	38,710
Nippon Steel & Sumitomo Metal Corp.	4,500	83,008
Nippon Telegraph & Telephone Corp.	3,400	140,211
Nissan Chemical Corp.	900	42,436
Nissan Motor Co., Ltd.	4,100	37,301
Nissin Foods Holdings Co., Ltd.	400	25,792
Nitori Holdings Co., Ltd.	400	52,229
Nitto Denko Corp.	500	31,238
Nomura Real Estate Master Fund, Inc.	43	55,697
Nomura Research Institute, Ltd.	1,200	53,200
NTT Data Corp.	4,400	56,489
NTT DoCoMo, Inc.	14,700	364,543
Obic Co., Ltd.	300	27,312
Oji Holdings Corp.	4,300	30,535
Okinawa Electric Power Co., Inc. (The)	2,612	48,664
Omron Corp.	1,300	52,630

Security	Shares	Value

Japan (continued)
Ono Pharmaceutical Co., Ltd.	2,500	$56,734
Oriental Land Co., Ltd.	700	65,851
Orix JREIT, Inc.	34	52,013
Osaka Gas Co., Ltd.	6,100	111,545
Otsuka Holdings Co., Ltd.	1,800	86,090
Rakuten, Inc.	3,000	20,292
Recruit Holdings Co., Ltd.	2,300	61,731
Ricoh Co., Ltd.	4,000	39,929
Rinnai Corp.	600	43,587
Seiko Epson Corp.	1,700	27,389
Sekisui House, Ltd.	2,000	29,354
Seven & i Holdings Co., Ltd.	2,200	95,260
Shimadzu Corp.	1,200	30,328
Shimano, Inc.	300	40,973
Shionogi & Co., Ltd.	1,100	70,338
Shiseido Co., Ltd.	1,200	75,715
Showa Shell Sekiyu K.K.	3,400	64,893
Sompo Holdings, Inc.	1,600	65,993
Sony Corp.	1,600	86,587
Subaru Corp.	1,100	29,672
Sumitomo Corp.	1,600	24,267
Sumitomo Mitsui Financial Group, Inc.	3,500	136,273
Sumitomo Mitsui Trust Holdings, Inc.	900	35,760
Suntory Beverage & Food, Ltd.	900	36,679
Suzuki Motor Corp.	1,000	49,867
T&D Holdings, Inc.	2,400	38,366
Taiheiyo Cement Corp.	1,500	44,140
Taisho Pharmaceutical Holdings Co., Ltd.	600	63,976
Takeda Pharmaceutical Co., Ltd.	2,400	99,503
TEIJIN, Ltd.	1,400	24,271
Toho Gas Co., Ltd.	1,500	51,648
Tohoku Electric Power Co., Inc.	6,300	79,598
Tokio Marine Holdings, Inc.	2,200	103,647
Tokyo Gas Co., Ltd.	3,800	93,453
Tokyu Corp.	2,000	33,041
Toppan Printing Co., Ltd.	2,000	28,275
Toray Industries, Inc.	9,300	65,968
Toshiba Corp.(1)	1,800	53,951
Tosoh Corp.	2,500	32,914
Toyo Ink SC Holdings Co., Ltd.	1,400	32,487
Toyo Suisan Kaisha, Ltd.	1,000	34,375
Toyobo Co., Ltd.	1,800	25,584
Toyota Motor Corp.	3,200	187,459
Trend Micro, Inc.	600	34,539
Ube Industries, Ltd.	1,100	23,961
Unicharm Corp.	1,500	40,693

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
United Urban Investment Corp.	36	$54,729
West Japan Railway Co.	400	26,903
Yahoo! Japan Corp.	11,200	34,942
Yakult Honsha Co., Ltd.	600	42,487
Yamato Holdings Co., Ltd.	2,000	54,677
Yamato Kogyo Co., Ltd.	1,000	26,354
Yamazaki Baking Co., Ltd.	2,000	36,050
		$8,863,868

Netherlands — 4.4%
ABN AMRO Group NV(2)	1,800	$44,150
Accell Group	1,483	25,769
Aercap Holdings NV(1)	1,200	60,096
Akzo Nobel NV	3,111	261,215
ASM International NV	820	35,201
ASML Holding NV	2,086	359,301
ASR Nederland NV	1,620	73,544
Cimpress NV(1)	241	30,123
Corbion NV	2,072	62,915
Eurocommercial Properties NV	1,255	46,400
Gemalto NV(1)	831	47,396
GrandVision NV(2)	1,280	32,279
IMCD NV	840	56,962
ING Groep NV	19,984	236,431
InterXion Holding NV(1)	1,208	71,115
Koninklijke Ahold Delhaize NV	9,355	214,141
Koninklijke KPN NV	47,300	124,802
Koninklijke Philips NV	7,183	267,896
Koninklijke Vopak NV	1,452	65,664
NN Group NV	1,302	55,905
NXP Semiconductors NV	500	37,495
QIAGEN NV(1)	2,618	95,030
Signify NV(2)	769	18,944
TKH Group NV	800	40,409
Unilever NV	9,653	518,704
Wolters Kluwer NV	2,003	113,639
		$2,995,526

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	10,259	$70,394
Air New Zealand, Ltd.	10,500	19,198
Auckland International Airport, Ltd.	12,240	55,974
Contact Energy, Ltd.	17,100	62,523
Fisher & Paykel Healthcare Corp., Ltd.	3,630	32,290
Fletcher Building, Ltd.(1)	21,151	83,778

Security	Shares	Value

New Zealand (continued)
Goodman Property Trust	27,739	$27,171
Kiwi Property Group, Ltd.	28,800	24,720
Mercury NZ, Ltd.	13,643	30,331
Precinct Properties New Zealand, Ltd.	27,851	25,670
Pushpay Holdings, Ltd.(1)	12,186	28,396
Restaurant Brands New Zealand, Ltd.	6,134	34,385
SKYCITY Entertainment Group, Ltd.	20,506	51,355
Spark New Zealand, Ltd.	30,063	77,641
Summerset Group Holdings, Ltd.	7,300	31,820
Xero, Ltd.(1)	1,765	50,034
Z Energy, Ltd.	13,924	55,533
		$761,213

Norway — 2.2%
Atea ASA	6,274	$82,696
Austevoll Seafood ASA	4,763	76,547
Borregaard ASA	5,977	53,828
DNB ASA	6,391	115,462
Entra ASA(2)	6,540	88,495
Equinor ASA	7,438	192,393
Europris ASA(2)	9,810	26,106
Gjensidige Forsikring ASA	1,701	26,320
Golar LNG, Ltd.	1,000	26,780
Kongsberg Automotive ASA(1)	23,898	22,394
Kongsberg Gruppen ASA	1,873	30,754
Marine Harvest ASA	4,027	97,495
Nordic Nanovector ASA(1)	2,000	13,182
Salmar ASA	1,386	73,161
SpareBank 1 SMN	3,485	35,517
Telenor ASA	11,588	212,470
Tomra Systems ASA	4,059	100,548
Veidekke ASA	5,744	59,935
Wallenius Wilhelmsen ASA(1)	7,664	26,334
Yara International ASA	3,318	142,486
		$1,502,903

Portugal — 1.1%
Altri SGPS SA	5,303	$46,474
Banco Comercial Portugues SA(1)	332,057	89,319
Corticeira Amorim SGPS SA	2,318	25,476
CTT-Correios de Portugal SA	18,519	71,024
EDP Renovaveis SA	2,527	22,702
EDP-Energias de Portugal SA	23,100	81,153
Galp Energia SGPS SA, Class B	9,466	164,597
Jeronimo Martins SGPS SA	7,890	96,842

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Portugal (continued)
NOS SGPS SA	22,214	$124,596
Semapa-Sociedade de Investimento e Gestao	1,523	29,048
		$751,231

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$42,791
BOC Aviation, Ltd.(2)	5,700	40,858
CapitaLand Commercial Trust, Ltd.	20,500	25,616
CapitaLand Mall Trust	15,800	24,065
ComfortDelGro Corp., Ltd.	14,100	22,959
DBS Group Holdings, Ltd.	6,700	113,682
Ezion Holdings, Ltd.(1)	160,000	6,480
First Resources, Ltd.	21,600	24,632
Flex, Ltd.(1)	11,557	90,838
Genting Singapore, Ltd.	146,700	93,355
Hutchison Port Holdings Trust	44,000	10,824
Jardine Cycle & Carriage, Ltd.	2,600	56,942
Keppel Infrastructure Trust	95,400	31,705
Mapletree Commercial Trust	29,000	33,721
Mapletree Industrial Trust	17,200	22,955
Mapletree Logistics Trust	30,900	27,004
Raffles Medical Group, Ltd.	38,400	29,162
Sheng Siong Group, Ltd.	43,800	34,166
Singapore Airlines, Ltd.	4,000	27,420
Singapore Airport Terminal Services, Ltd.	7,300	26,272
Singapore Exchange, Ltd.	7,000	34,628
Singapore Post, Ltd.	26,100	19,649
Singapore Technologies Engineering, Ltd.	29,000	74,418
Singapore Telecommunications, Ltd.	95,100	217,227
Suntec Real Estate Investment Trust	27,000	34,554
United Overseas Bank, Ltd.	4,500	79,562
Venture Corp., Ltd.	5,900	65,314
Wilmar International, Ltd.	75,000	171,323
		$1,482,122

Spain — 4.5%
Aena SME SA(2)	685	$109,451
Almirall SA	2,800	50,730
Amadeus IT Group SA	4,056	326,608
Banco Bilbao Vizcaya Argentaria SA	14,580	80,468
Banco de Sabadell SA	40,257	53,003
Bankia SA	9,179	28,832
Bankinter SA	3,250	26,627
CaixaBank SA	13,396	54,210
Cellnex Telecom SA(2)	1,600	39,802

Security	Shares	Value

Spain (continued)
Cia de Distribucion Integral Logista Holdings SA	1,300	$31,387
Coca-Cola European Partners PLC	5,400	245,646
Ebro Foods SA	2,380	46,718
Enagas SA	2,600	68,935
Ence Energia y Celulosa SA	5,468	45,930
Endesa SA	1,800	37,636
Ercros SA	10,000	45,450
Ferrovial SA	1,591	31,853
Fluidra SA	2,723	32,923
Grifols SA	5,371	153,021
Grifols SA ADR	5,800	118,436
Iberdrola SA	29,907	211,617
Industria de Diseno Textil SA	9,271	261,300
Lar Espana Real Estate Socimi SA	5,104	50,580
Merlin Properties Socimi SA	15,440	193,464
NH Hotel Group SA	4,264	26,544
Prosegur Cash SA(2)	10,000	19,808
Prosegur Cia de Seguridad SA	4,500	24,992
Red Electrica Corp. SA	2,965	61,395
Repsol SA	13,006	232,402
Siemens Gamesa Renewable Energy SA(1)	3,710	41,088
Telefonica SA	31,915	261,801
Tubacex SA(1)	12,500	44,297
		$3,056,954

Sweden — 4.6%
Alfa Laval AB	2,000	$51,030
Arjo AB, Class B	4,020	13,659
Assa Abloy AB, Class B	2,883	57,345
Attendo AB(2)	5,579	50,450
BillerudKorsnas AB	5,767	68,313
BioGaia AB, Class B	921	37,287
Bonava AB, Class B	2,000	22,589
Castellum AB	6,400	110,321
Com Hem Holding AB	3,895	60,768
Dometic Group AB(2)	3,500	24,444
Elekta AB, Class B	13,663	173,270
Epiroc AB, Class A(1)	2,897	25,424
Epiroc AB, Class B(1)	2,729	22,455
Essity Aktiebolag, Class B	7,154	163,265
Fabege AB	9,116	116,406
Granges AB	4,911	51,920
Hennes & Mauritz AB, Class B	8,337	147,254
Hexagon AB	1,254	61,375
Hexpol AB	5,839	54,034

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Holmen AB, Class B	1,298	$29,716
Hufvudstaden AB, Class A	4,938	73,001
Husqvarna AB, Class B	3,790	28,597
Kungsleden AB	6,500	45,436
Lundin Petroleum AB	4,713	143,389
Modern Times Group MTG AB, Class B	1,265	46,696
Mycronic AB	2,681	33,627
NetEnt AB	6,918	35,483
Nibe Industrier AB, Class B	2,889	30,152
Nordea Bank AB	10,249	89,073
Pandox AB	1,500	25,626
Sandvik AB	2,777	43,901
Securitas AB, Class B	1,900	32,563
Skandinaviska Enskilda Banken AB, Class A	10,460	108,244
Skanska AB, Class B	1,238	19,461
Starbreeze AB(1)	28,345	20,303
Svenska Cellulosa AB SCA, Class B	9,048	85,535
Svenska Handelsbanken AB, Class A	9,558	103,894
Swedbank AB, Class A	4,442	99,921
Swedish Match AB	2,446	124,596
Telefonaktiebolaget LM Ericsson, Class B	27,249	237,250
Telia Co. AB	58,664	264,076
Thule Group AB(2)	1,481	29,325
Trelleborg AB, Class B	1,700	30,672
		$3,092,146

Switzerland — 9.2%
Adecco Group AG	1,216	$59,548
Allreal Holding AG	417	63,969
ALSO Holding AG	375	42,501
Ascom Holding AG	1,636	26,091
Baloise Holding AG	509	72,753
Banque Cantonale Vaudoise	57	42,603
Belimo Holding AG	7	31,307
BKW AG	600	38,055
Cembra Money Bank AG	670	56,191
Clariant AG	6,883	148,348
Comet Holding AG	555	56,064
Compagnie Financiere Richemont SA, Class A	8,503	621,489
Daetwyler Holding AG, Bearer Shares	260	39,472
DKSH Holding AG	352	23,732
dormakaba Holding AG	30	21,643
Emmi AG	57	41,430
Ems-Chemie Holding AG	178	98,073
Flughafen Zurich AG	187	36,957

Security	Shares	Value

Switzerland (continued)
Forbo Holding AG	69	$101,277
Geberit AG	233	91,228
Georg Fischer AG	32	29,771
Givaudan SA	132	319,957
Helvetia Holding AG	85	52,065
Inficon Holding AG	86	41,247
Intershop Holding AG	78	38,328
Julius Baer Group, Ltd.	1,336	60,928
Komax Holding AG	194	53,138
Kuehne & Nagel International AG	464	64,489
Landis+Gyr Group AG	1,111	67,393
Mobilezone Holding AG	4,644	51,523
Mobimo Holding AG	275	61,238
Nestle SA	10,507	887,033
Novartis AG	5,726	501,439
Panalpina Welttransport Holding AG	330	40,326
Pargesa Holding SA, Bearer Shares	850	62,399
Partners Group Holding AG	131	93,266
PSP Swiss Property AG	1,056	101,890
Roche Holding AG PC	1,606	390,840
Schindler Holding AG	219	45,477
Schindler Holding AG PC	257	54,192
Schweiter Technologies AG	26	29,524
SFS Group AG	327	32,077
SGS SA	46	109,252
Sika AG	2,248	288,244
Sulzer AG	480	48,179
Swiss Life Holding AG	201	75,820
Swiss Re AG	1,614	145,636
Swisscom AG	617	282,513
Temenos AG	1,500	206,156
Valiant Holding AG	270	30,488
Valora Holding AG	353	88,309
Zehnder Group AG	691	27,646
Zurich Insurance Group AG	620	192,498
		$6,286,012

United Kingdom — 8.8%
Antofagasta PLC	2,458	$24,605
Assura PLC	34,782	23,232
AstraZeneca PLC	5,156	394,381
Auto Trader Group PLC(2)	7,214	37,696
Aveva Group PLC	886	29,637
Aviva PLC	5,903	32,259
Babcock International Group PLC	3,446	26,873

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)
BAE Systems PLC	8,600	$57,665
Barratt Developments PLC	3,866	25,357
Berkeley Group Holdings PLC	552	24,671
BHP Billiton PLC	5,162	102,975
Big Yellow Group PLC	2,400	26,424
BP PLC	31,208	225,438
British American Tobacco PLC	4,022	174,355
BT Group PLC	35,867	109,825
Bunzl PLC	1,400	41,300
Burberry Group PLC	1,413	32,696
Cairn Energy PLC(1)	15,590	39,150
Carnival PLC	457	24,909
Centrica PLC	40,776	76,589
Cineworld Group PLC	12,376	46,524
Compass Group PLC	5,483	107,844
Cranswick PLC	994	36,698
Croda International PLC	474	29,196
Derwent London PLC	1,020	38,142
Direct Line Insurance Group PLC	5,000	21,011
Electrocomponents PLC	6,322	50,054
Elementis PLC	6,330	16,539
Essentra PLC	5,799	28,267
Experian PLC	2,631	60,511
F&C Commercial Property Trust, Ltd.	14,249	24,506
Ferguson PLC	689	46,452
Fresnillo PLC	2,137	23,174
GlaxoSmithKline PLC	12,020	232,800
Great Portland Estates PLC	4,065	36,169
Halma PLC	4,420	75,009
Hammerson PLC	11,181	62,423
Howden Joinery Group PLC	5,263	31,513
HSBC Holdings PLC	24,670	203,024
Imperial Brands PLC	1,796	60,835
Informa PLC	6,492	59,243
Inmarsat PLC	10,117	58,835
Intertek Group PLC	543	32,535
Johnson Matthey PLC	1,560	59,145
Kcom Group PLC	18,722	22,051
Kingfisher PLC	14,750	47,896
Land Securities Group PLC	6,288	68,402
Legal & General Group PLC	20,937	67,184
Lloyds Banking Group PLC	117,231	85,548
London Stock Exchange Group PLC	511	28,155
LondonMetric Property PLC	32,609	75,092
Merlin Entertainments PLC(2)	8,625	35,620
Micro Focus International PLC	6,024	93,385

Security	Shares	Value

United Kingdom (continued)
Mimecast, Ltd.(1)	800	$27,888
Mondi PLC	1,350	31,791
Moneysupermarket.com Group PLC	13,551	50,795
National Grid PLC	30,876	326,175
NCC Group PLC	10,809	27,074
Next PLC	582	38,664
Paragon Banking Group PLC	4,937	26,830
Pearson PLC	5,912	67,917
Persimmon PLC	1,061	31,052
Phoenix Group Holdings	2,631	20,222
Playtech PLC	4,633	28,330
QinetiQ Group PLC	8,311	29,439
Randgold Resources, Ltd.	329	25,877
Reckitt Benckiser Group PLC	1,112	89,921
RELX PLC	5,362	106,042
Rentokil Initial PLC	5,526	22,284
Rightmove PLC	13,046	75,309
Rio Tinto PLC	2,924	141,962
Rolls-Royce Holdings PLC	6,692	71,766
Rolls-Royce Holdings PLC, C Shares	307,832	393
Royal Dutch Shell PLC, Class A	7,981	254,259
Royal Mail PLC	6,900	31,677
RPC Group PLC	3,999	38,979
RSA Insurance Group PLC	4,203	30,228
Safestore Holdings PLC	3,803	25,967
Segro PLC	8,635	67,697
Severn Trent PLC	3,397	80,728
Shaftesbury PLC	2,131	24,402
Smith & Nephew PLC	3,742	60,826
Spectris PLC	1,521	41,614
St. James’s Place PLC	1,932	24,968
Standard Life Aberdeen PLC	4,708	16,259
Stobart Group, Ltd.	10,700	29,024
TalkTalk Telecom Group PLC	20,733	31,706
Tate & Lyle PLC	7,007	60,247
Taylor Wimpey PLC	12,334	25,396
Tritax Big Box REIT PLC	37,589	68,625
Unilever PLC	2,083	110,336
UNITE Group PLC (The)	2,424	26,393
United Utilities Group PLC	9,445	87,524
Victrex PLC	874	29,564
WH Smith PLC	1,016	25,255
Whitbread PLC	600	33,737
William Hill PLC	6,621	17,799
WM Morrison Supermarkets PLC	8,786	27,836
		$6,004,596

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

United States — 0.0%(4)
International Flavors & Fragrances, Inc.	1	$123
		$123

Total Common Stocks (identified cost $65,236,800)		$67,120,614

Rights(1) — 0.0%(4)
Security	Shares	Value
Beni Stabili SpA SIIQ, Exp. 11/9/18	54,219	$1,683

Total Rights (identified cost $0)		$1,683

Warrants(1) — 0.0%
Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(5)	349,235	$349,200

Total Short-Term Investments (identified cost $349,224)		$349,200

Total Investments — 99.2% (identified cost $65,586,024)		$67,471,497

Other Assets, Less Liabilities — 0.8%		$570,211

Net Assets — 100.0%		$68,041,708

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $1,578,462 or 2.3% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 7).

(4)	Amount is less than 0.05%.
(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
Euro	38.0%	$25,856,516
Japanese Yen	13.0	8,863,868
Swiss Franc	9.4	6,404,244
British Pound Sterling	9.1	6,217,207
Australian Dollar	8.7	5,935,090
Swedish Krona	4.6	3,092,146
Hong Kong Dollar	4.0	2,708,264
United States Dollar	3.2	2,200,584
Danish Krone	2.2	1,501,936
Norwegian Krone	2.2	1,476,123
Singapore Dollar	2.0	1,339,602
Israeli Shekel	1.7	1,164,738
New Zealand Dollar	1.1	711,179
Total Investments	99.2%	$67,471,497

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	10.6%	$7,212,215
Consumer Staples	10.6	7,194,962
Financials	10.5	7,156,417
Health Care	9.7	6,625,684
Consumer Discretionary	9.5	6,449,536
Communication Services	9.4	6,371,676
Materials	9.1	6,173,374
Information Technology	8.5	5,790,221
Real Estate	8.1	5,509,067
Utilities	7.0	4,761,779
Energy	5.7	3,877,366
Short-Term Investments	0.5	349,200
Total Investments	99.2%	$67,471,497

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $65,236,800)	$67,122,297
Affiliated investment, at value (identified cost, $349,224)	349,200
Foreign currency, at value (identified cost, $143,868)	143,118
Dividends receivable	109,674
Dividends receivable from affiliated investment	387
Receivable for investments sold	38,028
Tax reclaims receivable	389,328
Total assets	$68,152,032

Liabilities
Payable for investments purchased	$394
Payable to affiliates:
Investment adviser fee	29,738
Trustees’ fees	308
Accrued expenses	79,884
Total liabilities	$110,324
Net Assets applicable to investors’ interest in Portfolio	$68,041,708

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Dividends (net of foreign taxes, $542,715)	$1,941,555
Dividends from affiliated investment	3,346
Total investment income	$1,944,901

Expenses
Investment adviser fee	$372,449
Trustees’ fees and expenses	3,597
Custodian fee	82,616
Legal and accounting services	61,975
Miscellaneous	7,686
Total expenses	$528,323

Net investment income	$1,416,578

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(192,622)
Investment transactions — affiliated investment	(35)
Foreign currency transactions	(18,895)
Net realized loss	$(211,552)
Change in unrealized appreciation (depreciation) —
Investments	$(5,284,575)
Investments — affiliated investment	(24)
Foreign currency	(5,032)
Net change in unrealized appreciation (depreciation)	$(5,289,631)

Net realized and unrealized loss	$(5,501,183)

Net decrease in net assets from operations	$(4,084,605)

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$1,416,578	$1,593,188
Net realized gain (loss)	(211,552)	4,671,614
Net change in unrealized appreciation (depreciation)	(5,289,631)	7,559,578
Net increase (decrease) in net assets from operations	$(4,084,605)	$13,824,380
Capital transactions —
Contributions	$5,441,279	$4,732,173
Withdrawals	(8,995,378)	(8,271,174)
Net decrease in net assets from capital transactions	$(3,554,099)	$(3,539,001)

Net increase (decrease) in net assets	$(7,638,704)	$10,285,379

Net Assets
At beginning of year	$75,680,412	$65,395,033
At end of year	$68,041,708	$75,680,412

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71%	0.68%	0.97%	0.92%	0.92%
Net investment income	1.90%	2.30%	2.19%	2.06%	2.55	%(2)
Portfolio Turnover	30%	26%	14%	11%	53%

Total Return	(5.77)%	22.05%	0.74%	0.31%	1.30%

Net assets, end of year (000’s omitted)	$68,042	$75,680	$65,395	$71,918	$111,032

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes special dividends equal to 0.41% of average daily net assets.

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.0% and 47.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

33

Tax-Managed International Equity Portfolio

October 31, 2018

Notes to Financial Statements — continued

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $372,449 or 0.50% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,860,469 and $23,734,316, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,808,688

Gross unrealized appreciation	$7,841,779
Gross unrealized depreciation	(6,178,970)

Net unrealized appreciation	$1,662,809

34

Tax-Managed International Equity Portfolio

October 31, 2018

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$330,904	$19,848,960		$11,702	$20,191,566
Developed Europe	838,464	44,571,001		—	45,409,465
Developed Middle East	354,845	1,164,615		—	1,519,460
North America	123	—		—	123

Total Common Stocks	$1,524,336	$65,584,576	**	$11,702	$67,120,614

Rights	$—	$1,683		$—	$1,683
Warrants	—	0		—	0
Short-Term Investments	—	349,200		—	349,200

Total Investments	$1,524,336	$65,935,459		$11,702	$67,471,497

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

35

Tax-Managed International Equity Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Parametric Tax-Managed International Equity Fund

Tax-Managed International Equity Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Parametric Tax-Managed International Equity Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	2,598,632	10,369
Keith Quinton	2,598,632	10,369
Marcus L. Smith	2,598,632	10,369
Susan J. Sutherland	2,599,462	9,539
Scott E. Wennerholm	2,598,632	10,369

Results	are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Tax-Managed International Equity Portfolio.

Tax-Managed International Equity Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld

Mark R. Fetting	100%	0%
Keith Quinton	100%	0%
Marcus L. Smith	100%	0%
Susan J. Sutherland	100%	0%
Scott E. Wennerholm	100%	0%

Results	are rounded to the nearest whole number.

37

Parametric Tax-Managed International Equity Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Parametric Tax-Managed International Equity Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

39

Parametric Tax-Managed International Equity Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$35,590	$35,590
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,438	$16,438
All Other Fees(3)	$0	$0

Total	$52,028	$52,028

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval

Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$16,438	$16,438
Eaton Vance(1)	$148,018	$126,485

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 21, 2018